INVESTMENT IN TREASURY METALS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment In Treasury Metals
Beginning Balance	$ 0
Acquisition - Initial Recognition on August 7, 2020	78,000
Equity income (August 7, 2020 to December 31, 2020)	(1,446)	$ 0
Impairment of Investment in Treasury Metals Inc.	(15,634)
Ending Balance	$ 63,812	$ 0